October 28, 2025

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, DC 20549

Re:	Themes ETF Trust (File Nos. 811-23872 and 333-271700)

Ladies and Gentlemen:

On behalf of our client, Themes ETF Trust (the “Trust”), pursuant to Rule 485(a) under the Securities Act of 1933, as amended, enclosed for filing is Post-Effective Amendment No. 70 and, under the Investment Company Act of 1940, as amended, Amendment No. 72 to the Trust’s Registration Statement on Form N-1A, to register the following 40 new series of the Trust:

Leverage Shares 2X Short OKLO Daily ETF

Leverage Shares 2X Long CRML Daily ETF

Leverage Shares 2X Long USAR Daily ETF

Leverage Shares 2X Long UUUU Daily ETF

Leverage Shares 2X Long LAES Daily ETF

Leverage Shares 2X Long BITF Daily ETF

Leverage Shares 2X Long ALB Daily ETF

Leverage Shares 2X Long FCX Daily ETF

Leverage Shares 2X Long ONDS Daily ETF

Leverage Shares 2X Long POET Daily ETF

Leverage Shares 2X Long UAMY Daily ETF

Leverage Shares 2X Long AXP Daily ETF

Leverage Shares 2X Long UEC Daily ETF

Leverage Shares 2X Long GLW Daily ETF

Leverage Shares 2X Long GILD Daily ETF

Leverage Shares 2X Long PLUG Daily ETF

Leverage Shares 2X Long DNN Daily ETF

Leverage Shares 2X Long SLB Daily ETF

Leverage Shares 2X Long RCAT Daily ETF

Leverage Shares 2X Long DFDV Daily ETF

Leverage Shares 2X Long NMAX Daily ETF

Leverage Shares 2X Long FORD Daily ETF

Leverage Shares 2X Long BYND Daily ETF

KAREN A. ASPINALL  ●  PARTNER

11300 Tomahawk Creek Pkwy  ●  Ste. 310  ●  Leawood, KS 66211  ●  p: 949.629.3928

Practus, LLP  ●  Karen.Aspinall@Practus.com  ●  Practus.com

Leverage Shares 2X Long HIVE Daily ETF

Leverage Shares 2X Long BTBT Daily ETF

Leverage Shares 2X Long WULF Daily ETF

Leverage Shares 2X Long BTDR Daily ETF

Leverage Shares 2X Long CORZ Daily ETF

Leverage Shares 2X Long HUT Daily ETF

Leverage Shares 2X Long BTCS Daily ETF

Leverage Shares 2X Long ZS Daily ETF

Leverage Shares 2X Long CAVA Daily ETF

Leverage Shares 2X Long GAP Daily ETF

Leverage Shares 2X Long UPXI Daily ETF

Leverage Shares 2X Long SUIG Daily ETF

Leverage Shares 2X Long RR Daily ETF

Leverage Shares 2X Long XPEV Daily ETF

Leverage Shares 2X Long LI Daily ETF

Leverage Shares 2X Long SKYT Daily ETF

Leverage Shares 2X Long ORLY Daily ETF

If you have any questions or require further information, please contact Karen Aspinall at (949) 629-3928 or Karen.Aspinall@Practus.com.

Sincerely,

/s/ Karen Aspinall

On behalf of Practus, LLP